Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of Currency Exchange Rates Used in Preparing YS Group's CFS

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. The following table outlines the currency exchange rates used in preparing YS Group’s CFS:

Foreign currency	March 31, 2023	September 30, 2023	Six Months Ended September 30,
			2022	2023
	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss
RMB:1US$	6.8717	7.1798	6.7240	7.0258
RMB:1S$	5.1760	5.2599	4.8325	5.2180
RMB:1Peso	0.1264	0.1286	0.1217	0.1275

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. The following table outlines the currency exchange rates used in preparing YS Group’s CFS:
Foreign currency	As of March 31,		Years Ended March 31,
	2022	2023	2021	2022	2023
	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss	Profit/Loss
RMB:1US$	6.3482	6.8717	6.8282	6.4598	6.6100
RMB:1S$	4.6932	5.1760	4.9246	4.7850	4.9346

Schedule of Property, Plant and Equipment to its Residual Value Over its Estimated Useful Life

Depreciation is calculated on the straight-line basis to reduce the cost of each item of property, plant and equipment to its residual value over its estimated useful life.

Category	Estimated useful life
Plant and building	6 – 20 years
Machinery and equipment	5 – 10 years
Furniture and fixtures	3 – 7 years
Motor vehicle	4 – 5 years
Leasehold improvement	Lesser of the lease term or life of assets

Depreciation is calculated on the straight-line basis to reduce the cost of each item of property, plant and equipment to its residual value over its estimated useful life.
Category	Estimated useful life
Plant and building	6 – 20 years
Machinery and equipment	5 – 10 years
Furniture and fixtures	3 – 7 years
Motor vehicle	4 – 5 years
Leasehold improvement	Lesser of the lease term or life of assets

Schedule of Percentage of YS Group's Top 5 Vendors Accounting for Total Purchases

Details of percentage of YS Group’s top five vendors accounting for total purchases are as follows:

	Six Months Ended September 30, 2023
	(RMB)	(US$)
Vendor F	26,744,400	$3,724,951	28.8%
Vendor B	9,544,080	1,329,296	10.3%
Vendor G	5,844,185	813,976	6.3%
Vendor D	5,074,866	706,826	5.5%
Vendor H	4,799,409	668,460	5.2%
Total	52,006,940	$7,243,509	56.1%
	Six Months Ended September 30, 2022
	(RMB)	(US$)
Vendor A	21,661,500	$3,051,001	38.8%
Vendor B	10,053,600	1,416,040	18.0%
Vendor C	3,005,828	423,368	5.4%
Vendor D	2,009,315	283,010	3.6%
Vendor E	1,859,500	261,909	3.3%
Total	38,589,743	$5,435,328	69.1%

Details of percentage of YS Group’s top 5 vendors accounting for total purchases are as follows:
	Year Ended March 31, 2023
	(RMB)	(US$)
Vendor A	48,006,500	$6,986,117	37.9%
Vendor F	15,178,020	2,208,772	12.0%
Vendor G	10,053,600	1,463,044	7.9%
Vendor H	6,846,214	996,291	5.4%
Vendor C	4,746,530	690,736	3.7%
Total	84,830,864	$12,344,960	66.9%
	Year Ended March 31, 2022
	(RMB)	(US$)
Vendor A	35,172,250	$5,540,508	20.9%
Vendor B	16,227,146	2,556,181	9.6%
Vendor C	9,995,189	1,574,492	5.9%
Vendor D	7,426,500	1,169,859	4.4%
Vendor E	6,621,300	1,043,020	3.9%
Total	75,442,385	$11,884,060	44.7%
	Year Ended March 31, 2021
	(RMB)	(US$)
Vendor A	32,063,500	$4,879,324	37.9%
Vendor F	5,781,888	879,870	6.8%
Vendor G	4,862,320	739,933	5.7%
Vendor C	4,568,088	695,157	5.4%
Vendor H	3,199,200	486,844	3.8%
Total	50,474,996	$7,681,128	59.6%

Schedule of Percentage of YS Group’s Top 5 Vendors Accounting for Accounts Payable	Details of percentage of YS Group’s top 5 vendors accounting for accounts payable are as follows:
	As of March 31, 2023
	(RMB)	(US$)
Vendor A	3,220,000	$468,589	4.0%
Vendor F	420	61	0.0%
Vendor H	16,118	2,346	0.0%
Total	3,236,538	$470,996	4.0%
	As of March 31, 2022
	(RMB)	(US$)
Vendor E	1,420,549	$223,772	4.6%
Total	1,420,549	$223,772	4.6%